Employee Retirement Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Retirement Plan

Note 7 – Employee Retirement Plan

The Company maintains a 401(k)-defined contribution plan covering all full-time employees who have completed twelve months of service. The Company may, at its sole discretion, match up to a percentage of each participating employee’s salary. The Company’s contributions vest in annual installments over five years. The Company did not make any discretionary contributions during the years ended December 31, 2020 and 2019.